CONCENTRATION OF RISK (Details Narrative) - Customer Concentration Risk [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Trade Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33.00%		31.00%
Trade Accounts Receivable [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.00%
Trade Accounts Receivable [Member] | Third Party One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%		37.00%
Trade Accounts Receivable [Member] | Third Party Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Revenue Benchmark [Member] | One Third Party Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	32.00%	23.00%
Revenue Benchmark [Member] | Two Third Party Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	11.00%